FAIR VALUE MEASUREMENTS, FINTECH ACQUISITION CORP. II, Assets Measured at Fair Value on Recurring Basis (Q2) (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Level 1 [Member]
Assets [Abstract]
Held-to-maturity securities held in Trust Account	$ 176,167,162	$ 175,796,330